UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2013

Place X if Amendment				;	Amendment Number:

This Amendment (place X in only one):			is a restatement.

						adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Emery Howard Portfolio Management
Address:	400 South El Camino Real, Suite 700
	San Mateo, CA  94402


Form 13F File Number: 028-14181

Central Index Key (CIK) Number:	0001495703

CIK Confirmation Code (CCC):	yxhx*8du

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Frank C. Marinaro
Title:		Portfolio Manager, CCO
Phone:		650-579-7100

Signature, Place, and Date of Signing


Frank C. Marinaro				San Mateo, CA					May 06, 2013
[Signature]					[City, State]					[Date]

Report Type (Place an X in only one box):

X	13F HOLDINGS REPORT

	13F NOTICE

	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:	NONE


FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 						0
Form 13F Information Table Entry Total:					30
Form 13F Information Table Value Total:					255,356
									(thousands)

List of Other Included Managers: NONE


EDGAR FILING DATA

Filing Contact / Notification Email Addresses:

Submission Contact Name:			Kathy Chin
Submission Contact Phone:			650-579-7100

List of Email Addresses to Receive SEC acceptance message:

frank@emeryhoward.com
kathy@emeryhoward.com


			Value	Shares/	Sh/	Put/
	Invstmt 		Voting Authority
Name of Issuer	Title of Class	CUSIP	(x$1000)	Prn Amt	Prn	Call
Dscretn	Other Mgrs	Sole	Shared	None
ISHARES MSCI JAPAN	CU	46428684	276	25540	SH		Sole				25540
ISHARES INC MSCI HONG KONG IND	CU	46428687	267	13440	SH		Sole				13440
ISHARES DJ SELECT DIVIDEND	CU	46428716	379	5982	SH		Sole				5982
ISHARES S&P 500 INDEX	CU	46428720	7664	48704	SH		Sole				48704
ISHARES MSCI EMERGING MARKETS	CU	46428723	873	20403	SH		Sole				20403
ISHARES MSCI EAFE	CU	46428746	5580	94615	SH		Sole				94615
ISHARES TR RUSSELL 1000 INDEX	CU	46428762	7660	87835	SH		Sole				87835
ISHARES RUSSELL 2000	CU	46428765	15073	159625	SH		Sole				159625
ISHARES TR FTSE EPRA/NAREIT GL	CU	46428848	4159	121778	SH		Sole				121778
SCHWAB US MID-CAP	CU	80852450	493	15607	SH		Sole				15607
SCHWAB ETFS- US SMALL-CAP	CU	80852460	203	4746	SH		Sole				4746
SCHWAB STRATEGIC TR INTL EQTY	CU	80852480	1485	53358	SH		Sole				53358
VANGUARD DIVIDEND APPRECIATION	CU	92190884	2063	31402	SH		Sole				31402
VANGUARD MSCI EAFE	CU	92194385	46246	1269443	SH		Sole				1269443
VANGUARD HIGH DIVIDEND YIELD	CU	92194640	253	4611	SH		Sole				4611
VANGUARD FTSE EMERGING MKTS	CU	92204285	16118	375746	SH		Sole				375746
VANGUARD REIT INDEX	CU	92290855	14708	208534	SH		Sole				208534
VANGUARD MID CAP 	CU	92290862	23100	248682	SH		Sole				248682
VANGUARD SMALL CAP	CU	92290875	1155	12675	SH		Sole				12675
VANGUARD TOTAL STK MKT	CU	92290876	216	2666	SH		Sole				2666
IPATH DJ-UBS COMMDTY TTL RTN	CU	06738C77	610	15018	SH		Sole				15018
IPATH DJ-UBS AGRICULTURE TR SU	CU	06739H20	1518	28746	SH		Sole				28746
POWERSHARES QQQ TR	CU	73935A10	1941	28136	SH		Sole				28136
SPDR S&P 500	CU	78462f10	97643	623239	SH		Sole				623239
SPDR GOLD	CU	78463V10	1820	11780	SH		Sole				11780
SPDR INDEX SHS FDS S&P CHINA	CU	78463X40	235	3355	SH		Sole				3355
SPDR DJ WILSHIRE INTL REAL EST	CU	78463X86	759	17644	SH		Sole				17644
SPDR INDEX SHS FDS S&P INTL SM	CU	78463X87	1023	33381	SH		Sole				33381
SPDR DJ Wilshire REIT (ETF)	CU	78464A60	683	8794	SH		Sole				8794
SPDR DOW JONES INDUSTRIAL	CU	78467X10	1155	7945	SH		Sole				7945